Right-of-Use Assets and Operating Lease Liabilties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets and Operating Lease Liabilties [Abstract]
Weighted average lease liabilities percentage	5.47%	4.23%	3.52%
Interest expense	$ 130,092	$ 114,583	$ 89,470
Depreciation expense related to right-of-use assets	$ 1,861,512	$ 2,006,421	$ 1,066,662